Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to welfare system (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 90,238	€ 76,356
Ana Botín
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	65,027	54,731
Héctor Grisi
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	2,033	1,299
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 23,178	€ 20,326